Other reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Disclosure of reserves within equity [Line Items]
Beginning balance		£ 10,167	£ 9,911	£ 8,335
Exchange differences on translation of foreign operations		40	64	(188)
Movements in relation to cash flow hedges recognised in income and expense		(382)	(18)	277
Fair value movements on available-for-sale assets				11
Fair value movements on assets at fair value through other comprehensive income		(5)	3
Tax recognised in other comprehensive income		(84)	(41)	1
Ending balance		14,763	10,167	9,911
Other reserves
Disclosure of reserves within equity [Line Items]
Beginning balance	[1]	718	534	884
Adjusted equity					£ 534
Exchange differences on translation of foreign operations		40	64	(188)
Net fair value gain (loss) on cash flow hedges		854	176	(368)
Movements in relation to cash flow hedges recognised in income and expense	[1]	(382)	(18)	277
Fair value movements on available-for-sale assets				11
Fair value movements on assets at fair value through other comprehensive income		(5)	3
Tax recognised in other comprehensive income		(84)	(41)	1
Transfer to realised profit	[1]	(22)		(83)
Transfer to cost of hedging reserve					0
Ending balance	[1]	1,119	718	534
Capital redemption reserve
Disclosure of reserves within equity [Line Items]
Beginning balance		27	27	27
Adjusted equity					27
Ending balance		27	27	27
Cash flow reserve
Disclosure of reserves within equity [Line Items]
Beginning balance		144	(37)	127
Adjusted equity					44
Net fair value gain (loss) on cash flow hedges		823	168	(368)
Movements in relation to cash flow hedges recognised in income and expense		(411)	(31)	277
Tax recognised in other comprehensive income		(80)	(37)	10
Transfer to realised profit				(83)
Transfer to cost of hedging reserve					81
Ending balance		476	144	(37)
Fair value reserve
Disclosure of reserves within equity [Line Items]
Beginning balance		27	24	13
Adjusted equity					24
Fair value movements on available-for-sale assets				11
Fair value movements on assets at fair value through other comprehensive income		(5)	3
Transfer to realised profit		(22)
Ending balance		0	27	24
Cost of hedging reserve
Disclosure of reserves within equity [Line Items]
Beginning balance		(60)
Adjusted equity					(81)
Net fair value gain (loss) on cash flow hedges		31	8
Movements in relation to cash flow hedges recognised in income and expense		29	13
Transfer to cost of hedging reserve					(81)
Ending balance		0	(60)
Translation reserve
Disclosure of reserves within equity [Line Items]
Beginning balance		580	520	717
Adjusted equity					£ 520
Exchange differences on translation of foreign operations		40	64	(188)
Tax recognised in other comprehensive income		(4)	(4)	(9)
Ending balance		£ 616	£ 580	£ 520

[1]	For further analysis of other reserves, see note 29.